SEGMENT INFORMATION (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 10,231	$ 11,035		$ 10,557
Segment reporting information, Percentage of Total Consolidated Revenues		100.00%	100.00%		100.00%
Segment reporting information, Interest Expense		$ 561	$ 554		$ 559
Segment reporting information, Interest Income		29	22		20
Segment reporting information, Depreciation and Amortization		$ 1,250	$ 1,156		$ 1,113
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		100.00%	100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)		$ 341	$ 300		$ 366
Segment reporting information, earnings (losses)		$ 1,349	$ 1,161		$ 1,001
Segment reporting information, Percentage of Consolidated Earnings (Losses)		100.00%	100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 3,156	$ 3,123		$ 2,572
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		100.00%	100.00%		100.00%
Segment reporting information, Assets	[1]	$ 41,150	$ 39,651	[2]	$ 37,165
Segment reporting information, Percentage of Consolidated Assets		100.00%	100.00%		100.00%
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 4,219	$ 4,329		$ 4,066
Segment reporting information, Percentage of Total Consolidated Revenues		41.00%	39.00%		39.00%
Segment reporting information, Interest Expense		$ 204	$ 202		$ 197
Segment reporting information, Interest Income		0	0		1
Segment reporting information, Depreciation and Amortization		$ 604	$ 530		$ 494
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		48.00%	46.00%		44.00%
Segment reporting information, Income Tax Expense (Benefit)		$ 284	$ 270		$ 191
Segment reporting information, earnings (losses)	[3]	$ 587	$ 507		$ 404
Segment reporting information, Percentage of Consolidated Earnings (Losses)		43.00%	44.00%		41.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 1,133	$ 1,100		$ 978
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		36.00%	35.00%		38.00%
Segment reporting information, Assets	[1]	$ 16,515	$ 16,260		$ 15,337
Segment reporting information, Percentage of Consolidated Assets		40.00%	41.00%		41.00%
Segment Reporting Information, Intersegment Revenues		$ 9	$ 10		$ 10
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 3,489	$ 3,855		$ 3,736
Segment reporting information, Percentage of Total Consolidated Revenues		34.00%	35.00%		35.00%
Segment reporting information, Interest Expense		$ 84	$ 69		$ 69
Segment reporting information, Interest Income		4	0		0
Segment reporting information, Depreciation and Amortization		$ 461	$ 431		$ 383
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		37.00%	37.00%		35.00%
Segment reporting information, Income Tax Expense (Benefit)		$ 138	$ 139		$ 116
Segment reporting information, earnings (losses)	[4]	$ 419	$ 332		$ 364
Segment reporting information, Percentage of Consolidated Earnings (Losses)		31.00%	29.00%		37.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 1,352	$ 1,104		$ 762
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		43.00%	35.00%		30.00%
Segment reporting information, Assets	[1]	$ 12,104	$ 10,446		$ 9,138
Segment reporting information, Percentage of Consolidated Assets		29.00%	26.00%		25.00%
Segment Reporting Information, Intersegment Revenues		$ 75	$ 69		$ 70
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense		263	241		241
Segment reporting information, Interest Income		0	1		0
Segment reporting information, Depreciation and Amortization		$ 10	$ 10		$ 12
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		1.00%	1.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)		$ (138)	$ (108)		$ (89)
Segment reporting information, earnings (losses)		$ (152)	$ (173)		$ (168)
Segment reporting information, Percentage of Consolidated Earnings (Losses)		(11.00%)	(15.00%)		(17.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 47	$ 18		$ 2
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		1.00%	1.00%		0.00%
Segment reporting information, Assets	[1]	$ 734	$ 872		$ 817
Segment reporting information, Percentage of Consolidated Assets		2.00%	2.00%		2.00%
Adjustments and Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ (2)	$ (3)		$ (2)
Segment reporting information, Percentage of Total Consolidated Revenues		0.00%	0.00%		0.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense		$ (120)	$ (124)		$ (131)
Segment reporting information, Interest Income		(80)	(113)		(105)
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue	[5]	$ (377)	$ (512)		$ (403)
Segment reporting information, Percentage of Total Consolidated Revenues		(3.00%)	(5.00%)		(4.00%)
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets		$ (2,228)	$ (2,561)		$ (3,314)
Segment reporting information, Percentage of Consolidated Assets		(5.00%)	(6.00%)		(9.00%)
Sempra South American Utilities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 1,544	$ 1,534		$ 1,495
Segment reporting information, Percentage of Total Consolidated Revenues		15.00%	14.00%		14.00%
Segment reporting information, Interest Expense		$ 32	$ 33		$ 27
Segment reporting information, Interest Income		19	14		14
Segment reporting information, Depreciation and Amortization		$ 50	$ 55		$ 59
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		4.00%	5.00%		5.00%
Segment reporting information, Income Tax Expense (Benefit)		$ 67	$ 58		$ 67
Segment reporting information, earnings (losses)		$ 175	$ 172		$ 153
Segment reporting information, Percentage of Consolidated Earnings (Losses)		13.00%	15.00%		15.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 154	$ 174		$ 200
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		5.00%	6.00%		8.00%
Segment reporting information, Assets	[1]	$ 3,235	$ 3,379		$ 3,531
Segment reporting information, Percentage of Consolidated Assets		8.00%	9.00%		10.00%
Sempra Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 669	$ 818		$ 675
Segment reporting information, Percentage of Total Consolidated Revenues		7.00%	8.00%		6.00%
Segment reporting information, Interest Expense		$ 23	$ 17		$ 17
Segment reporting information, Interest Income		7	4		2
Segment reporting information, Depreciation and Amortization		$ 70	$ 64		$ 63
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		6.00%	6.00%		6.00%
Segment reporting information, Income Tax Expense (Benefit)		$ 11	$ 5		$ 60
Segment reporting information, earnings (losses)		$ 213	$ 192		$ 122
Segment reporting information, Percentage of Consolidated Earnings (Losses)		16.00%	16.00%		12.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 302	$ 325		$ 371
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		10.00%	10.00%		14.00%
Segment reporting information, Assets	[1]	$ 3,783	$ 3,486		$ 3,243
Segment reporting information, Percentage of Consolidated Assets		9.00%	9.00%		9.00%
Segment Reporting Information, Intersegment Revenues		$ 101	$ 91		$ 91
Sempra Renewables Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 36	$ 35		$ 82
Segment reporting information, Percentage of Total Consolidated Revenues		0.00%	0.00%		1.00%
Segment reporting information, Interest Expense		$ 3	$ 5		$ 23
Segment reporting information, Interest Income		4	1		20
Segment reporting information, Depreciation and Amortization		$ 6	$ 5		$ 21
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		0.00%	0.00%		2.00%
Segment reporting information, Income Tax Expense (Benefit)		$ (49)	$ (44)		$ (19)
Segment reporting information, earnings (losses)		$ 63	$ 81		$ 62
Segment reporting information, Percentage of Consolidated Earnings (Losses)		5.00%	7.00%		6.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 81	$ 190		$ 176
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		2.00%	6.00%		7.00%
Segment reporting information, Assets	[1]	$ 1,441	$ 1,334		$ 1,214
Segment reporting information, Percentage of Consolidated Assets		4.00%	3.00%		3.00%
Sempra Natural Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenue		$ 653	$ 979		$ 908
Segment reporting information, Percentage of Total Consolidated Revenues		6.00%	9.00%		9.00%
Segment reporting information, Interest Expense		$ 72	$ 111		$ 116
Segment reporting information, Interest Income		75	115		88
Segment reporting information, Depreciation and Amortization		$ 49	$ 61		$ 81
Segment reporting information, Percentage of Consolidated Depreciation and Amortization		4.00%	5.00%		7.00%
Segment reporting information, Income Tax Expense (Benefit)		$ 28	$ (20)		$ 40
Segment reporting information, earnings (losses)		$ 44	$ 50		$ 64
Segment reporting information, Percentage of Consolidated Earnings (Losses)		3.00%	4.00%		6.00%
Segment Reporting Information, Additional Information [Abstract]
Segment Reporting Information Expenditures For Property Plant and Equipment		$ 87	$ 212		$ 83
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment		3.00%	7.00%		3.00%
Segment reporting information, Assets	[1]	$ 5,566	$ 6,435		$ 7,199
Segment reporting information, Percentage of Consolidated Assets		13.00%	16.00%		19.00%
Segment Reporting Information, Intersegment Revenues		$ 192	$ 342		$ 232

[1]	December 31, 2014 and 2013 have been adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	For 2013, amount is after preferred dividends and call premium on preferred stock.
[4]	After preferred dividends.
[5]	Revenues for reportable segments include intersegment revenues of $9 million, $75 million, $101 million, and $192 million for 2015, $10 million, $69 million, $91 million and $342 million for 2014, and $10 million, $70 million, $91 million and $232 million for 2013 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.